UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:    6/30/13

Item 1.  Reports to Stockholders.

Swan Defined Risk FUND

Annual Report

June 30, 2013

1-877-896-2590

www.swandefinedriskfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Swan Defined Risk Fund

SHAREHOLDER LETTER

June 30, 2013

Annual Review

Dear Shareholders,

The Swan Defined Risk Fund (the Fund) Institutional Class I shares returned 4.69% (net of fees, distributions and dividends reinvested) since inception on July 30, 2012. In comparison, the S&P 500 advanced 18.43% (including dividends reinvested) over the same time period. The long ETF positions held in the Fund were up consistent with the market movement, which more than offset the loss from our hedge. This resulted in a net unrealized gain of 3.31% in Basket I for the period ending June 30, 2013. The Fund realized an additional return of 1.38% from our combined Basket II and Basket III income trades during the period ending June 30, 2013. Finally, the Fund distributed a stock dividend of 1.15% in the form of additional shares on December 19, 2012. The effect of this distribution lowered the net asset value of the Fund by $0.1138 cents on a per share basis for the Class I shares.

The Fund’s underperformance relative to the S&P 500 total return is primarily attributable to substantial new inflows invested at higher levels throughout the eleven month period and a precipitous drop in the value of the Fund’s composite hedge. The strong upward trend in the S&P 500 combined with a sustained drop in volatility were the two primary factors that drove down the value of the put options that are used to hedge the Fund’s long ETF positions.

Strategy

There have been no significant changes to the Fund’s core strategy of being 100% hedged with respect to the Fund’s 9 equally weighted Select Sector SPDR ETF positions and utilizing options to establish income-type positions that are designed to take advantage of time decay. Our fundamental strategy is designed with the goal of downside protection on the ETF positions. This may cause the Fund to underperform the market on the upside while outperforming the market on the downside. The strategy continues to work diligently towards generating additional return from the Fund’s income orientated options trades in Basket II and Basket III.

Outlook

Looking ahead to the second half of the year, it appears the US equity markets face some headwinds, including rising interest rates, fading effects of quantitative easing and stretched valuations as the S&P 500 has extended its advance into record territory. On the other hand, it appears to us that equities are the least bad option with a 2.08% dividend yield on the S&P 500, increasing risk in the bond market and ample liquidity supplied by the Federal Reserve and expiration of legacy bond portfolios. Volatility has recently settled to the lows for the year, which suggests the market is a little complacent with regard to risk heading into what has historically been a choppy season for the markets.

We appreciate your confidence in the Fund and look forward to our next communication with our shareholders. We are working hard toward our primary objectives of protecting against downside exposure and seeking better than average returns in the Market Neutral fund class.

Best Regards,

_______________________

Randy Swan, CPA

President

1958-NLD-8/9/2013

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW
June 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Since Inception
Swan Defined Risk Fund - Class A	4.51%	(a)
Swan Defined Risk Fund - Class A with Load	(1.22)%	(a)
S&P 500 Total Return Index (b)	18.43%	(c)
Swan Defined Risk Fund - Class C	2.31%	(d)
S&P 500 Total Return Index (b)	11.97%	(e)
Swan Defined Risk Fund - Class I	4.69%	(a)
S&P 500 Total Return Index (b)	18.43%	(c)

Comparision of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated June 26, 2012 are 1.68%, 2.43% and 1.43% for the Class A, C and I Shares respectively.  For performance information current to the most recent month-end, please call 1-877-896-2590.

(a) Inception date is July 30, 2012.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception performance for the S&P 500 Total Return Index is as of July 31, 2012.
(d) Inception date is October 18, 2012.
(e) Inception performance for the S&P 500 Total Return Index is as of October 18, 2012.

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	88.8%
Purchased Put Options	6.7%
Short-Term Investments	4.7%
Other Assets Less Liabilities	0.8%
Written Options	(1.0)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 88.8%
	EQUITY FUNDS - 88.8%
409,677	Consumer Discretionary Select Sector SPDR Fund	$ 23,105,783
540,273	Consumer Staples Select Sector SPDR Fund	21,432,630
266,924	Energy Select Sector SPDR Fund	20,916,165
1,211,871	Financial Select Sector SPDR Fund	23,619,366
479,175	Health Care Select Sector SPDR Fund	22,813,522
520,262	Industrials Select Sector SPDR Fund	22,147,553
532,510	Materials Select Sector SPDR Fund	20,416,433
656,676	Technology Select Sector SPDR Fund	20,087,719
538,301	Utilities Select Sector SPDR Fund	20,256,266
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $179,885,218)	194,795,437

Contracts
	PURCHASED PUT OPTIONS - 6.7%
100	S&P 500 Index, Expiration December 2013, Exercise Price $1,450	337,000
162	S&P 500 Index, Expiration December 2013, Exercise Price $1,450	581,580
73	S&P 500 Index, Expiration December 2014, Exercise Price $1,575	1,055,580
21	S&P 500 Index, Expiration December 2014, Exercise Price $1,600	326,970
84	S&P 500 Index, Expiration December 2014, Exercise Price $1,625	1,408,680
41	S&P 500 Index, Expiration December 2014, Exercise Price $1,650	739,640
847	S&P 500 Index, Expiration December 2014, Exercise Price $1,450	8,326,010
9	S&P 500 Index, Expiration December 2014, Exercise Price $1,475	95,760
47	S&P 500 Index, Expiration December 2014, Exercise Price $1,500	540,500
101	S&P 500 Index, Expiration December 2014, Exercise Price $1,550	1,353,400
	TOTAL PURCHASED PUT OPTIONS - (Cost - $22,099,447)	14,765,120

Shares
	SHORT TERM INVESTMENTS - 4.7%
10,320,261	Dreyfus Treasury Cash Management, 0.01% *	10,320,261
	(Cost $10,320,261)

	TOTAL INVESTMENTS - 100.2% (Cost - $212,304,926)(a)	$ 219,880,818
	CALL OPTIONS WRITTEN - (0.2) % (Premiums Received - $760,396)	(319,612)
	PUT OPTIONS WRITTEN - (0.8) % (Premiums Received - $2,001,736)	(1,824,515)
	OTHER ASSETS LESS LIABILITIES - 0.8%	1,743,567
	NET ASSETS - 100.0%	$ 219,480,258
Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2) %
675	S&P 500 Index, Expiration August 2013, Exercise Price $1,700	$ 200,812
660	S&P 500 Index, Expiration August 2013, Exercise Price $1,715	118,800
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $760,396)	319,612

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8) %
1,335	S&P 500 Index, Expiration August 2013, Exercise Price $1,485	$ 1,288,275
133	S&P 500 Index, Expiration September 2013, Exercise Price $1,450	186,865
215	S&P 500 Index, Expiration September 2013, Exercise Price $1,450	349,375
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $2,001,736)	1,824,515

	TOTAL OPTIONS WRITTEN - (Premiums Received - $2,762,132) (a)	$ 2,144,127

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written is $205,002,485 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 14,876,138
	Unrealized depreciation:	-
	Net unrealized appreciation	$ 14,876,138

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013

ASSETS
Investment securities:
At cost	$ 212,304,926
At value	$ 219,880,818
Cash held at broker	2,141,932
Receivable for securities sold	13,398
Dividends and interest receivable	1,057,559
Receivable for Fund shares sold	709,344
Prepaid expenses and other assets	42,558
TOTAL ASSETS	223,845,609

LIABILITIES
Options written, at value (Premiums Received - $2,762,132)	2,144,127
Payable for investments purchased	1,941,201
Payable for Fund shares repurchased	53,559
Fees payable to other affiliates	18,717
Investment advisory fees payable	175,832
Distribution (12b-1) fees payable	17,043
Accrued expenses and other liabilities	14,872
TOTAL LIABILITIES	4,365,351
NET ASSETS	$ 219,480,258

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 214,778,062
Undistributed net investment income	506,820
Accumulated net realized loss from security transactions and written options	(3,998,521)
Net unrealized appreciation on investments and written options	8,193,897
NET ASSETS	$ 219,480,258

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 40,279,947
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,897,265
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.34
Maximum offering price per share (maximum sales charge of 5.50%) (a)	$ 10.94

Class C Shares :
Net Assets	$ 12,606,671
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,224,760
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$ 10.29

Class I Shares:
Net Assets	$ 166,593,640
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,092,081
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$ 10.35

(a)

For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 12 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended June 30, 2013

INVESTMENT INCOME
Dividends	$ 3,140,085
TOTAL INVESTMENT INCOME	3,140,085

EXPENSES
Investment advisory fees	1,246,916
Distribution (12b-1) fees:
Class A	51,760
Class C	27,163
Administrative services fees	116,558
Registration fees	50,244
Accounting services fees	35,824
Transfer agent fees	58,920
Interest expense	8,269
Legal Fees	24,844
Audit Fees	15,951
Compliance officer fees	15,838
Custodian fees	12,853
Printing and postage expenses	11,353
Trustees fees and expenses	19,569
Other expenses	48,559
Insurance expense	1,156
TOTAL EXPENSES	1,745,777

NET INVESTMENT INCOME	1,394,308

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(4,644,050)
Options written	1,280,793
Net realized loss on investments and options written	(3,363,257)
Net change in unrealized appreciation (depreciation) on:
Investments	7,575,892
Options written	618,005
Net change in unrealized appreciation on investments and options written	8,193,897

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	4,830,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,224,948

(a)	The Swan Defined Risk Fund commenced operations on July 30, 2012.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2013 (a)
FROM OPERATIONS
Net investment income	$ 1,394,308
Net realized loss on investments and options written	(3,363,257)
Net change in unrealized appreciation on investments and options written	8,193,897
Net increase in net assets resulting from operations	6,224,948

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(126,958)
Class C	(6,512)
Class I	(785,179)

From net realized gains:
Class A	(97,384)
Class C	(5,498)
Class I	(534,663)
Net decrease in net assets resulting from distributions to shareholders	(1,556,194)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	54,957,969
Class C	12,692,890
Class I	193,511,525

Net asset value of shares issued in reinvestment of distributions:
Class A	214,204
Class C	11,311
Class I	1,141,946

Redemption fee proceeds:
Class A	1
Class C	-
Class I	3

Payments for shares redeemed:
Class A	(15,609,744)
Class C	(107,068)
Class I	(32,001,533)
Net increase in net assets from shares of beneficial interest	214,811,504

TOTAL INCREASE IN NET ASSETS	219,480,258

NET ASSETS
Beginning of Period	-
End of Period*	$ 219,480,258
* Includes undistributed net investment income of:	$ 506,820

SHARE ACTIVITY
Class A:
Shares Sold	5,422,453
Shares Reinvested	21,725
Shares Redeemed	(1,546,913)
Net increase in shares of beneficial interest outstanding	3,897,265

Class C:
Shares Sold	1,233,920
Shares Reinvested	1,147
Shares Redeemed	(10,307)
Net increase in shares of beneficial interest outstanding	1,224,760

Class I:
Shares Sold	19,157,675
Shares Reinvested	115,699
Shares Redeemed	(3,181,293)
Net increase in shares of beneficial interest outstanding	16,092,081

(a) The Swan Defined Risk Fund commenced operations on July 30, 2012.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A (1)	Class C (2)	Class I (1)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2013	June 30, 2013	June 30, 2013
Net asset value, beginning of period	$ 10.00	$ 10.16	$ 10.00

Activity from investment operations:
Net investment income (3)	0.08	0.04	0.11
Net realized and unrealized
gain on investments	0.37	0.19	0.36
Total from investment operations	0.45	0.23	0.47

Less distributions from:
Net investment income	(0.06)	(0.05)	(0.07)
Net realized gains	(0.05)	(0.05)	(0.05)
Total distributions	(0.11)	(0.10)	(0.12)

Net asset value, end of period	$ 10.34	$ 10.29	$ 10.35

Total return (4,5)	4.51%	2.31%	4.69%

Net assets, at end of period (000s)	$ 40,280	$ 12,607	$ 166,594

Ratio of expenses to average
net assets (6,7)	1.62%	2.34%	1.32%
Ratio of net investment income
to average net assets (6,8)	0.82%	0.55%	1.19%

Portfolio Turnover Rate (5)	3%	3%	3%

(1)	The Swan Defined Risk Fund's Class A and Class I shares commenced operations on July 30, 2012.
(2)	The Swan Defined Risk Fund's Class C shares commenced operations on October 18, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2013

1.

ORGANIZATION

The Swan Defined Risk Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek income and growth of capital. The Fund commenced operations on July 30, 2012.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  Class I and Class C shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in open-end investment companies are valued at net asset value.  Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and asked price.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 194,795,437	$ -	$ -	$ 194,795,437
Purchased Put Options	14,765,120	-	-	14,765,120
Short-Term Investments	10,320,261	-	-	10,320,261
Total	$ 219,880,818	$ -	$ -	$ 219,880,818
Liabilities
Options written	$ 2,144,127	$ -	$ -	$ 2,144,127
Total	$ 2,144,127	$ -	$ -	$ 2,144,127

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Swan Capital Management, Inc. (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2013, the Advisor earned advisory fees of $1,246,916.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed at least until October 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares respectively.  For the period ended June 30, 2013 no waiver or reimbursement was required.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A , Class C and Class I shares are subsequently less than 1.65%, 2.40% and 1.40% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.65%, 2.40% and 1.40% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $51,760 in distribution fees for Class A shares and $27,163 in distribution fees for Class C shares were incurred during the period ended June 30, 2013.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.  During the period ended June 30, 2013, the Distributor received $291,277 in underwriting commissions for sales of Class A shares, of which $34,528 was retained by the principal underwriter or other affiliated broker-dealers.

Effective January 1, 2013, with the approval of the Board, the Fund pays its pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2013 amounted to $217,995,188 and $3,890,749, respectively.

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the period ended June 30, 2013 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	-	$ -
Options written	173,297	85,774,450
Options closed	(170,276)	(83,011,985)
Options exercised	-	-
Options expired	(3)	(333)
Outstanding at End of Period	3,018	$ 2,762,132

For the period ended June 30, 2013, the amount of unrealized appreciation and realized gain on written option contracts subject to equity price risk amounted to $618,005 and $1,280,793 respectively.  The fair value of these equity derivatives is $2,144,127.  Such figures can be found in the Statement of Operations and Statement of Assets & Liabilities, respectively.

For the period ended June 30, 2013, the amount of unrealized depreciation and realized loss on purchased options subject to equity price risk amounted to $7,334,327 and $4,673,827 respectively.  The fair value of these equity derivatives is $14,765,120.  Such figures can be found in the Statement of Operations under the line items net change in unrealized appreciation/depreciation on investments and net realized gain (loss) on investments, respectively and in the Statement of Assets & Liabilities under the line item investment securities at value.

The figures above serve as an indicator of the volume of derivative activity for the Fund for the period ended June 30, 2013.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Period Ended
30-Jun-13
Ordinary Income	$ 1,050,914
Long - Term Capital Gain	505,280
$ 1,556,194

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ 506,820	$ -	$ -	$ -	$ (10,680,763)	$ -	$ 14,876,139	$ 4,702,196

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized loss and accumulated net investment income is primarily attributable to the tax deferral of losses on wash sales and adjustment for the mark-to-market on open options contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $10,680,763.

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses and the reclassification of fund distributions, resulted in reclassification for the tax period ended June 30, 2013 as follows:

Undistributed	Accumulated	Paid
Net Investment	Net Realized	In
Income	Loss	Capital
$ 31,161	$ 2,281	$ (33,442)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Swan Defined Risk Fund

and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities of the Swan Defined Risk Fund, a series of shares of beneficial interest of Northern Lights Fund Trust III (the "Fund"), including the portfolio of investments, as of June 30, 2013, and the related statements of operations and changes in net assets for each of the periods in the period July 30, 2012 (commencement of operations) through June 30, 2013 and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Swan Defined Risk Fund as of June 30, 2013, the results of its operations and the changes in its net assets for the period July 30, 2012 (commencement of operations) through June 30, 2013 and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 27, 2013

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year if Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Vincentini Born in 1940	Trustee, Chairman	February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	15	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).
Mark H. Taylor*** Born in 1964	Trustee	February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	111

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Anthony M. Payne Born in 1942	Trustee	February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996 – 2008).	15	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen Born in 1944	Trustee	February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (Law Firm, since 2008); Legal Consultant, Jensen Consulting (2004-2008).	15

Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007); Lifetime Achievement Fund, Inc. (since February 2012).

John V. Palancia Born in 1954	Trustee	February 2012, Indefinite	Retired (since 2011); Formerly, Director of Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975 - 2011).	111

Ladenburg Thalmann Alternative Strategies Fund (since June 2012); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Northern Lights Fund Trust (December 2011); Northern Lights Variable Trust (December 2011

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to NL III: Northern Lights Fund Trust, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”) and Northern Lights Variable Trust, each separate trust in the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and one former Trustee.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.  The SEC charges were not against the Adviser or the Funds.

SWAN DEFINED RISK FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

Officers of the Trust
Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President	February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

Brian Curley 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	Treasurer	February 2013, indefinite

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).

James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary	February 2012, indefinite

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

William Kimme Born in 1963	Chief Compliance Officer	February 2012, indefinite	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

6/30/13-NLIII

SWAN DEFINED RISK FUND

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of the Swan Defined Risk Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Swan Defined Risk Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 – 6/30/13*	Expense Ratio During the Period 1/1/13 – 6/30/13
Class A	$1,000.00	$1,046.60	$8.37	1.65%
Class I	$1,000.00	$1,047.60	$6.60	1.30%
Class C	$1,000.00	$1,042.60	$11.70	2.31%

Hypothetical (5% return before expenses)***	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 – 6/30/13*	Expense Ratio During the Period 1/1/13 – 6/30/13
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class I	$1,000.00	$1,018.35	$6.51	1.30%
Class C	$1,000.00	$1,013.34	$11.53	2.31%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

                                                                                            PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, Inc.

227 E. Third Avenue, Unit A

Durango, CO 81301

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 – $13,500

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/9/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/9/13